Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36427
Entity Registrant Name	Cheetah Mobile Inc.
Entity Central Index Key	0001597835
Entity Address, Address Line One	Building No. 11
Entity Address, Address Line Two	Wandong Science and Technology Cultural Innovation Park
Entity Address, Address Line Three	No.7 Sanjianfangnanli
Entity Address, City or Town	Beijing
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Entity Address, Postal Zip Code	100024
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	Beijing China
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Cheetah Mobile Inc. (the “Company”) as of December 31, 2023 and 2024, the related consolidated statements of comprehensive loss, cash flows and changes in shareholders’ equity for each of the three years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Building No. 11
Entity Address, Address Line Two	Wandong Science and Technology Cultural Innovation Park
Entity Address, Address Line Three	No.7 Sanjianfangnanli
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Contact Personnel Name	Thomas Jintao Ren
Entity Address, Postal Zip Code	100024
Local Phone Number	6292-7779
Country Region	86
City Area Code	10
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	499,357,794
Title of 12(b) Security	Class A ordinary shares, par value US$0.000025 per share*
No Trading Symbol Flag	true
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,016,429,335
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CMCM
Title of 12(b) Security	American depositary shares, each representing fifty Class A ordinary shares
Security Exchange Name	NYSE